Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	BRAZIL — 12.0%
74,401	Banco ABC Brasil S.A.	$377,165
12,309	Cosan Ltd. - Class A *	271,906
108,887	Duratex S.A.	399,179
103,387	Enauta Participacoes S.A.	393,501
121,237	Grendene S.A.	324,707
65,180	Iochpe Maxion S.A.	330,572
61,133	MRV Engenharia e Participacoes S.A.	297,914
137,723	Randon S.A. Implementos e Participacoes	437,359
		2,832,303
	CANADA — 2.0%
38,785	Fairfax India Holdings Corp. *,1	477,055
	CHILE — 1.5%
44,391	Salmones Camanchaca S.A.	360,997
	CHINA — 4.7%
462,501	China Railway Signal & Communication Corp. Ltd. - Class H [1]	222,747
34,815	ENN Energy Holdings Ltd.	404,721
207,333	Fosun International Ltd.	274,189
99,485	Haitian International Holdings Ltd.	215,087
		1,116,744
	COLOMBIA — 1.2%
22,705	Bancolombia S.A.	281,754
	FRANCE — 1.6%
6,142	Rubis SCA	379,365
	HONG KONG — 8.1%
536,737	Far East Consortium International Ltd.	230,974
308,122	Far East Horizon Ltd.	272,230
127,681	Haier Electronics Group Co., Ltd.	383,518
184,772	NWS Holdings Ltd.	237,423
847,968	Sinopec Kantons Holdings Ltd.	330,045
358,803	Xinyi Glass Holdings Ltd.	449,684
		1,903,874
	INDIA — 7.4%
180,593	GAIL India Ltd.	304,494
336,798	India Grid Trust [1]	446,028
15,069	Mphasis Ltd.	196,000
8,003	NIIT Technologies Ltd.	217,431
15,566	Quess Corp. Ltd. *,1	136,447
275,411	Redington India Ltd.	443,404
		1,743,804

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.3%
584,800	Bank Mandiri Persero Tbk P.T.	$319,766
3,263,688	Mitra Adiperkasa Tbk P.T.	229,273
		549,039
	MALAYSIA — 1.3%
245,350	CIMB Group Holdings Bhd	294,222
	MEXICO — 4.0%
252,673	Concentradora Fibra Danhos S.A. de C.V. - REIT	387,925
198,341	Credito Real S.A.B. de C.V. SOFOM ER	247,723
215,913	GMexico Transportes S.A.B. de C.V. [1]	316,177
		951,825
	PHILIPPINES — 3.1%
1,102,250	Alliance Global Group, Inc. *	233,808
236,582	Metropolitan Bank & Trust Co.	266,929
299,903	Puregold Price Club, Inc.	225,384
		726,121
	POLAND — 1.6%
35,760	Powszechny Zaklad Ubezpieczen S.A.	370,499
	RUSSIA — 1.1%
148,536	Detsky Mir PJSC [1]	267,254
	SINGAPORE — 1.3%
253,391	Ascendas India Trust	293,388
	SOUTH AFRICA — 3.2%
30,421	Barloworld Ltd.	187,987
63,464	Investec PLC	347,312
28,163	JSE Ltd.	206,411
		741,710
	SOUTH KOREA — 16.4%
19,767	Cheil Worldwide, Inc.	350,776
35,164	Hanon Systems	308,136
7,212	Innocean Worldwide, Inc.	427,373
13,856	i-SENS, Inc.	265,347
9,867	KB Financial Group, Inc.	362,962
6,508	LG Corp.	383,867
26,822	NICE Information Service Co., Ltd. *	373,347
3,932	S-1 Corp.	300,545
3,579	Samsung Electro-Mechanics Co., Ltd.	366,946
1,553	Samsung SDI Co., Ltd.	353,522
4,858	Woongjin Coway Co., Ltd.	357,874
		3,850,695

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 14.0%
288,000	Fubon Financial Holding Co., Ltd.	$427,095
239,668	Getac Technology Corp.	391,153
222,869	Lite-On Technology Corp.	345,270
24,694	MediaTek, Inc.	312,438
25,000	Poya International Co., Ltd.	358,268
76,000	Sinbon Electronics Co., Ltd.	321,497
87,650	Tripod Technology Corp.	321,613
281,059	WPG Holdings Ltd.	352,351
727,479	Yuanta Financial Holding Co., Ltd.	471,100
		3,300,785
	TURKEY — 1.3%
80,009	Ulker Biskuvi Sanayi A.S. *	311,701
	UNITED ARAB EMIRATES — 2.0%
231,038	Aramex PJSC	225,214
222,428	Emaar Properties PJSC	242,708
		467,922
	UNITED KINGDOM — 2.7%
17,775	Mondi PLC	358,601
188,577	Vivo Energy PLC [1]	278,894
		637,495
	UNITED STATES — 0.6%
29,375	Kosmos Energy Ltd.	150,106
	Total Common Stocks
	(Cost $21,633,694)	22,008,658

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$976,631	UMB Money Market Fiduciary, 0.25%[2]	976,631
	Total Short-Term Investments
	(Cost $976,631)	976,631

	TOTAL INVESTMENTS — 97.5%
	(Cost $22,610,325)	22,985,289

	Other Assets in Excess of Liabilities — 2.5%	578,176
	TOTAL NET ASSETS — 100.0%	$23,563,465

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,144,602, which represents 9.10% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	AUSTRALIA — 3.7%
121,025	Beach Energy Ltd.	$211,111
128,044	Orora Ltd.	273,342
111,398	Tassal Group Ltd.	318,594
		803,047
	DENMARK — 2.5%
13,257	ISS A/S	322,084
2,670	Schouw & Co. A/S	218,937
		541,021
	FRANCE — 5.7%
6,438	Alstom S.A.	341,205
3,880	Devoteam S.A.	361,261
19,022	Elior Group S.A. [1]	266,684
14,037	Elis S.A.	273,324
		1,242,474
	GERMANY — 10.9%
5,852	Deutsche EuroShop A.G.	159,545
2,822	Krones A.G.	213,090
4,533	Norma Group S.E.	165,696
21,264	PATRIZIA A.G.	507,591
1,973	Rheinmetall A.G.	210,997
9,789	RIB Software S.E.	205,595
2,759	Stroeer S.E. & Co. KGaA	218,982
14,908	TAG Immobilien A.G.	392,899
6,549	Talanx A.G.	326,814
		2,401,209
	IRELAND — 2.7%
9,305	Smurfit Kappa Group PLC	321,775
26,169	UDG Healthcare PLC	258,843
		580,618
	JAPAN — 28.6%
9,800	Aeon Delight Co., Ltd.	336,257
49,200	Broadleaf Co., Ltd.	271,914
10,330	Daiseki Co., Ltd.	277,416
11,900	Denka Co., Ltd.	321,473
13,980	DTS Corp.	324,001
9,081	Fuji Electric Co., Ltd.	265,910
13,400	Fujitec Co., Ltd.	218,267
4,000	Fukuda Denshi Co., Ltd.	271,292
14,800	FULLCAST Holdings Co., Ltd.	312,786

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,700	Hamakyorex Co., Ltd.	$261,653
9,268	Hogy Medical Co., Ltd.	317,788
3,260	Horiba Ltd.	201,644
55,076	Kenedix, Inc.	277,046
4,350	Matsumotokiyoshi Holdings Co., Ltd.	173,941
11,800	Nikkon Holdings Co., Ltd.	272,256
12,200	Nohmi Bosai Ltd.	270,955
9,300	OSG Corp.	156,550
5,290	Paramount Bed Holdings Co., Ltd.	218,986
18,200	Raiznext Corp.	211,127
8,413	Ship Healthcare Holdings, Inc.	377,211
24,100	Sun Frontier Fudousan Co., Ltd.	269,125
5,600	TKC Corp.	277,266
9,087	Zenkoku Hosho Co., Ltd.	388,776
		6,273,640
	LUXEMBOURG — 1.0%
5,480	Befesa S.A. [1]	211,976
	NETHERLANDS — 2.7%
15,201	Intertrust N.V. [1]	270,742
2,687	Koninklijke DSM N.V.	327,013
		597,755
	NORWAY — 5.7%
3,748	Aker A.S.A.	206,708
31,732	Atea A.S.A. *	411,849
37,434	Austevoll Seafood A.S.A.	364,970
10,673	Norway Royal Salmon A.S.A.	273,149
		1,256,676
	SPAIN — 2.7%
18,608	Ebro Foods S.A.	385,285
4,036	Viscofan S.A.	214,846
		600,131
	SWEDEN — 8.4%
32,581	Bygghemma Group First A.B. *	235,523
108,273	Cloetta A.B. - B Shares	381,638
28,377	Dometic Group A.B. [1]	258,074
22,277	Granges A.B.	205,791
20,687	Kungsleden A.B.	220,475
43,964	Nobina A.B. [1]	333,832
27,457	Scandi Standard A.B.	211,342
		1,846,675

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 1.2%
25,345	OC Oerlikon Corp. A.G.	$269,940
	UNITED KINGDOM — 18.8%
7,329	Avon Rubber PLC	241,461
39,338	Beazley PLC	280,737
5,549	Clarkson PLC	213,959
66,568	Clipper Logistics PLC	227,727
14,296	Close Brothers Group PLC	267,307
175,664	Coats Group PLC	175,594
7,132	Computacenter PLC	168,953
45,487	Domino's Pizza Group PLC	185,258
98,619	Equiniti Group PLC [1]	266,700
55,150	Hollywood Bowl Group PLC	213,376
309,619	Huntsworth PLC	266,568
57,650	Ibstock PLC [1]	221,183
118,343	Kin & Carta PLC	173,459
72,056	Marlowe PLC *	468,131
25,300	On the Beach Group PLC [1]	130,225
21,143	Redrow PLC	221,955
55,600	Sabre Insurance Group PLC [1]	226,497
15,996	Safestore Holdings PLC - REIT	170,035
		4,119,125
	Total Common Stocks
	(Cost $20,131,759)	20,744,287

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$1,187,393	UMB Money Market Fiduciary, 0.25%[2]	1,187,393
	Total Short-Term Investments
	(Cost $1,187,393)	1,187,393

	TOTAL INVESTMENTS — 100.0%
	(Cost $21,319,152)	21,931,680

	Other Assets in Excess of Liabilities — 0.0%	9,349
	TOTAL NET ASSETS — 100.0%	$21,941,029

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,185,913, which represents 9.96% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vaughan Nelson Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation. Prior to October 1, 2019, the Emerging Markets Opportunities Fund’s name was Advisory Research Emerging Markets Opportunities Fund and the International Small Cap Fund’s name was Advisory Research International Small Cap Value Fund.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional and Investor. Institutional shares commenced investment operations on November 1, 2013. Investor shares commenced operations on December 2, 2019. The Fund re-designated it’s shares to Institutional Class shares effective October 1, 2019.

The International Small Cap Fund offers three classes of shares, Advisor, Institutional and Investor. Advisor Class shares commenced operations on March 31, 2010. Institutional shares of the International Small Cap Fund commenced operations on December 31, 2013. Investor Class shares commenced operations on December 2, 2019. The Fund re-designated Investor Class shares to Advisor Class shares and Class I shares to Institutional Class shares effective October 1, 2019. Advisor Class was closed to all new investment on January 7, 2020. Subsequently, the Advisor Class converted into the Institutional Class shares and the Advisor Class was terminated on February 10, 2020.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vaughan Nelson Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of investments	$22,723,187	$21,848,931

Gross unrealized appreciation	$2,475,064	$1,269,520
Gross unrealized depreciation	(2,212,962)	(1,186,771)
Net unrealized appreciation on investments	$262,102	$82,749

Vaughan Nelson Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value:

Vaughan Nelson Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$350,776	$427,373	$-	$778,149
Consumer Discretionary	2,152,127	1,279,195	-	3,431,322
Consumer Staples	586,381	311,701	-	898,082
Energy	1,094,407	709,410	-	1,803,817
Financials	2,984,378	3,846,865	-	6,831,243
Health Care	-	265,347	-	265,347
Industrials	1,000,589	1,088,458	-	2,089,047
Materials	399,179	808,285	-	1,207,464
Technology	-	3,994,972	-	3,994,972
Utilities	-	709,215	-	709,215
Total Common Stocks	8,567,837	13,440,821	-	22,008,658
Short-Term Investments	976,631	-	-	976,631
Total Investments	$9,544,468	$13,440,821	$-	$22,985,289

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$570,252	$218,982	$-	$789,234
Consumer Discretionary	2,001,673	2,575,754	-	4,577,427
Consumer Staples	1,088,712	1,239,144	-	2,327,856
Energy	-	211,111	-	211,111
Financials	1,155,055	2,540,118	-	3,695,173
Health Care	-	1,444,119	-	1,444,119
Industrials	621,115	3,171,989	-	3,793,104
Materials	-	1,885,424	-	1,885,424
Technology	168,953	1,851,886	-	2,020,839
Total Common Stocks	5,605,760	15,138,527	-	20,744,287
Short-Term Investments	1,187,393	-	-	1,187,393
Total Investments	$6,793,153	$15,138,527	$-	$21,931,680

*	The Fund did not hold any Level 3 securities at period end.